Embedded Derivative Conversion Options and Call Option Derivative Liability (10-Q) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended	12 Months Ended
	Oct. 02, 2012	Mar. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Common stock value per share (in dollars per share)		$ 0.03	$ 0.04
Conversion Option [Member] | Derivative Liability [Member]
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value	$ 488	$ 273	$ 276
Equity volatility (in hundredths)	115.00%	115.00%	115.00%
Asset volatility (in hundredths)	90.00%	90.00%	90.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)	100.00%	100.00%	100.00%
Weighted average risk-free interest rate (in hundredths)	0.20%	0.10%	0.30%
Dividend yield (in hundredths)	0.00%	0.00%	0.00%
Call Option [Member] | Derivative Liability [Member]
Summary of aggregate fair values along with assumptions utilized [Abstract]
Calculated aggregate value	$ 3,181	$ 2,786	$ 2,449
Equity volatility (in hundredths)	115.00%	115.00%	115.00%
Asset volatility (in hundredths)	90.00%	90.00%	90.00%
Probability of Fundamental Transaction or Major Transaction (in hundredths)	100.00%	100.00%	100.00%
Weighted average risk-free interest rate (in hundredths)	0.20%	0.10%	0.30%
Dividend yield (in hundredths)	0.00%	0.00%	0.00%